Financial risk management (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Gain from settled non-hedge contracts	$ 1,000
Gain from unsettled non-hedge contracts	4,600
Derivative financial assets	4,773	$ 0
Gain or loss on derivative instruments	5,600	0
Gain on convertible debenture	6,300	200
Credit risk [Member] | Trade and Other Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instrument	$ 5,200	3,600
Liquidity risk [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Incremental borrowing rate	6.00%
Liquidity risk [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Incremental borrowing rate	11.00%
U.S. LIBOR [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	7.20%
U.S. SOFR [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	4.75%
U.S. SOFR one [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	6.00%
CAD/USD Exchange rate [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rates	1.37
MXN/USD Exchange rate [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rates	17.97
Market risk [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 500	400
Metals contract liability	4,500	4,100
Silver contract liability	$ 4,200	$ 1,800
Silver [Member]
Disclosure of detailed information about financial instruments [line items]
Options description	Silver put options for 60,000 ounces per month from July 2025 to June 2026 at a strike price of $29 per ounce valued at total cost of $0.3 million at inception.
Gold [Member]
Disclosure of detailed information about financial instruments [line items]
Forward options description	Gold forward options to buy 1,275 ounces every three months from September 2025 to June 2026 at prices between $3,375 and $3,541 per ounce.
Call option description	Gold call options to buy 1,259 to 1,275 ounces every three months from September 2026 to December 2027 at a strike price of $3,500 per ounce valued at total cost of $3.4 million at inception.
Zinc [Member]
Disclosure of detailed information about financial instruments [line items]
Forward options description	Zinc forward options to sell approximately 200,000 pounds per month from August 2025 to December 2025 at $1.27 per pound.
Lead [Member]
Disclosure of detailed information about financial instruments [line items]
Forward options description	Lead forward options to sell approximately 500,000 pounds per month from August 2025 to January 2026 at $0.91 per pound.
Copper [Member]
Disclosure of detailed information about financial instruments [line items]
Forward options description	Copper forward options to sell approximately 100,000 to 250,000 pounds per month from August 2025 to July 2026 at $4.39 per pound.